Statements of Financial Position (Detail) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Current assets	$ 486,915	$ 501,284
Property, plant and equipment	2,159,212	2,356,173
Accounts receivable, intercompany	352,142	378,712
Liabilities and shareholders' equity
Current liabilities	300,100	338,692
Long-term debt	679,291	812,469
Accounts payable and accrued liabilities, intercompany	280,652	314,355
Cash transactions with non-guarantor subsidiaries
Capital contributions to non-guarantor subsidiaries	$ 2,238,766	$ 2,301,729	$ 2,365,129